Personnel Expense (Table)	12 Months Ended
Mar. 31, 2018
Personnel Expenses [Abstract]
Disclosure of Employee Related Expense Explanatory
	March 31,	March 31,
	2018	2017
	(12 months)	(13 months)

Salaries and other short-term employee benefits	$9,833,691	$12,196,987
Severance	813,365	83,879
Share-based compensation	2,283,756	2,014,902
	$12,930,812	$14,295,768